Annual Total Returns- Vanguard New York Long-Term Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.62%	6.94%	(2.93%)	10.83%	4.14%	0.53%	5.77%	0.51%	8.34%	5.43%